                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (check one only): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SRM Fund Management Cayman Limited
Address: PO Box 309 GT
         Ugland House South Church Street
         George Town - Grand Cayman - Cayman Islands

Form 13F File Number: 28-12138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Philip Price
Title: Chief Operating Officer
Phone: +377 97 97 79 33

Signature, Place and Date of Signing:


/s/ Philip Price                                Monaco           11/14/2008
---------------------------------------   -----------------   ----------------
              [Signature]                   [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          3

Form 13F Information Table Value Total:     89,438
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number         Name
---   --------------------         ----
1     28-_______________________   Jonathan Wood

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7   COLUMN 8
----------------------------  --------------  ---------  --------  ---------  ---  ----  ----------  --------  ---------
                                                           VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER     VOTING
         ISSUER NAME            CLASS TITLE     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  AUTHORITY
----------------------------  --------------  ---------  --------  ---------  ---  ----  ----------  --------  ---------
CHARTER COMMUNICATIONS INC D  CLASS A COMMON  16117M107     2,499  3,423,697  SH         DEFINED            1  3,423,697
CHENIERE ENERGY INC           COMMON          16411R208     9,555  4,246,605  SH         DEFINED            1  4,246,605
VIRGIN MEDIA INC              COMMON          92769L101    77,384  9,795,460  SH         DEFINED            1  9,795,460